Leases - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Leases
Total minimum lease payments	¥ 57,358
Less: Amount representing interest	(31,321)
Present value of net lease payments	¥ 26,037